Common Stock (Details Narrative)																																																																											1 Months Ended	2 Months Ended		3 Months Ended		9 Months Ended						12 Months Ended
	Sep. 29, 2022 USD ($) shares	Sep. 29, 2022 $ / shares shares	Sep. 29, 2022 $ / shares shares	Sep. 29, 2022 CAD ($) shares	Sep. 21, 2022 USD ($) shares	Sep. 21, 2022 shares	Sep. 21, 2022 $ / shares shares	Sep. 21, 2022 $ / shares shares	Sep. 21, 2022 CAD ($) shares	Sep. 20, 2022 USD ($) shares	Sep. 20, 2022 shares	Sep. 20, 2022 $ / shares shares	Sep. 20, 2022 $ / shares shares	Sep. 20, 2022 CAD ($) shares	Sep. 07, 2022 USD ($) shares	Sep. 07, 2022 shares	Sep. 07, 2022 $ / shares shares	Sep. 07, 2022 $ / shares shares	Sep. 07, 2022 CAD ($) shares	Sep. 02, 2022 USD ($) shares $ / shares	Sep. 01, 2022 USD ($) shares $ / shares	Sep. 01, 2022 CAD ($) shares $ / shares $ / shares	Aug. 20, 2022 USD ($) shares	Aug. 20, 2022 CAD ($) shares	Aug. 18, 2022 USD ($) shares	Aug. 09, 2022 USD ($)	Aug. 09, 2022 CAD ($)	Jul. 18, 2022 USD ($) shares $ / shares	Jul. 18, 2022 CAD ($) shares $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 29, 2022 CAD ($) $ / shares shares	Jun. 14, 2022 USD ($) shares $ / shares	Jun. 14, 2022 CAD ($) shares $ / shares $ / shares	Jun. 03, 2022 USD ($) shares $ / shares	Jun. 03, 2022 CAD ($) shares $ / shares $ / shares	May 26, 2022 USD ($) shares $ / shares	May 26, 2022 CAD ($) shares $ / shares $ / shares	Apr. 16, 2022 $ / shares	Apr. 16, 2022 $ / shares	Apr. 08, 2022 USD ($) shares $ / shares	Apr. 08, 2022 CAD ($) shares $ / shares	Mar. 28, 2022 USD ($) shares	Mar. 28, 2022 CAD ($) shares $ / shares	Mar. 24, 2022 USD ($) shares	Mar. 24, 2022 CAD ($) shares $ / shares	Mar. 18, 2022 USD ($) shares	Mar. 18, 2022 CAD ($) shares $ / shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares $ / shares	Mar. 16, 2022 USD ($) shares	Mar. 16, 2022 CAD ($) shares $ / shares	Mar. 15, 2022 USD ($) shares	Mar. 15, 2022 CAD ($) shares $ / shares	Nov. 15, 2021 shares	Sep. 22, 2021 shares	Sep. 07, 2021 USD ($) shares $ / shares	Sep. 07, 2021 CAD ($) shares $ / shares	Aug. 20, 2021 shares $ / shares	Aug. 20, 2021 shares $ / shares	Aug. 09, 2021 shares $ / shares	Aug. 09, 2021 shares $ / shares	Jul. 20, 2021 USD ($) $ / shares shares	Jul. 20, 2021 CAD ($)	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 CAD ($)	Jun. 28, 2021 USD ($) shares $ / shares	Jun. 28, 2021 CAD ($) shares $ / shares	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 16, 2021 USD ($) shares	Apr. 16, 2021 CAD ($) shares	Mar. 30, 2021 USD ($) shares $ / shares	Mar. 30, 2021 USD ($) $ / shares $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares	Jul. 28, 2021 shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 CAD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 CAD ($) $ / shares shares	Mar. 31, 2022 shares	Aug. 08, 2021 shares	Jul. 20, 2021 $ / shares shares	Jun. 28, 2021 $ / shares	Jun. 27, 2021 shares	Apr. 28, 2021 $ / shares shares	Mar. 30, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares shares	Mar. 04, 2021 shares	Dec. 31, 2020 USD ($) shares	Sep. 15, 2020 USD ($) shares	Sep. 15, 2020 CAD ($) shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																														2,000,000	1,416,667	2,000,000	2,000,000	2,000,000	2,000,000		1,416,667		2,000,000
Number of share options exercised in share-based payment arrangement																																																																																	785,000					3,910,000
Exercise price | $ / shares																																																																																		$ 0.22			$ 0.24
Number of share options granted in share-based payment arrangement																																																																																	2,560,000	0.24	0.31			450,000
Value of shares to be issued for services | $																																																																																$ 51,208
Principal amount																																																																							$ 29,528	$ 29,528																						$ 37,500				$ 9,870	$ 13,000
Units issued on conversion of debt																																																																							660,000	660,000																						660,000				173,333	173,333
Accrued interest | $																																																																							$ 12,000	$ 12,000														$ 17,733
Proceeds from exercise of warrants | $																																																																																450,735					$ 1,771,205
Proceeds from exercise of options | $																																																																																28,071					139,188
Gain (loss) on debt settlement | $																																																																														$ (105)	$ (13,718)	71,131					$ (159,383)
Net debt | $																																																																																																	$ 11,027
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)																																																										$ 0.10	$ 0.12	$ 0.08	$ 0.10					$ 0.08	$ 0.10
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)																																																										$ 0.32	$ 0.41	$ 0.16	$ 0.20					$ 0.10	$ 0.12
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Principal amount																																																																									$ 89,198																						$ 112,500
Units issued on conversion of debt																																																																							660,000	660,000	1,500,000																					660,000	1,500,000
Debt conversion price | (per share)																																																																							$ 0.06	$ 0.06	$ 0.06																					$ 0.075	$ 0.075					$ 0.06	$ 0.075
Accrued interest																																																																							$ 9,478	$ 9,478																						$ 12,000
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																					1,000,000																											1,000,000
Proceeds from shares issued																																																																					$ 95,959	$ 120,000
Shares issued																																																																					1,000,000
Note interest rate																																																																														15.00%		15.00%	15.00%	15.00%	15.00%				15.00%									15.00%
Accounts payables [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																								246,073
Fair value of share issued | $																																																								$ 47,445
Net debt | $																																																								38,729
Loss on issuance of debt | $																																																								$ 8,716
Prepaid expenses and deposits [member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets | $																																																																																							$ 62,955
Long-term notes payable [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																																																							$ 98,400
Exercise price | (per share)																																						$ 0.10	$ 0.12																																$ 0.10	$ 0.12
Payable | $																																																																							$ 38,062	$ 38,062
Gain (loss) on debt settlement | $																																																																							60,338
Loss on issuance of debt | $																																																																							33,006
Settlement agreement [member] | Former chief financial officer [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																									325,000
Value of shares granted | $																									$ 94,300
Cash to be paid in settlement | $																									210,000
Cash paid in settlement | $																									110,000
Settlement agreement [member] | Former chief financial officer [member] | January 31, 2023 [Member]
IfrsStatementLineItems [Line Items]
Cash to be paid in settlement | $																									50,000
Settlement agreement [member] | Former chief financial officer [member] | March 31, 2023 [Member]
IfrsStatementLineItems [Line Items]
Cash to be paid in settlement | $																									$ 50,000
Promissory note agreement [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																												3,060,000	3,060,000
Proceeds from issuance of shares																										$ 294,293	$ 367,200
Note interest rate																										5.00%	5.00%
Prepaid services [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued																												1,250,000	1,250,000
Fair value of share issued | $																													$ 100,000
Investor relation [member]
IfrsStatementLineItems [Line Items]
Share-based compensation | $																																																																																				$ 37,045
Debt settlement [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																																																		$ 36,939
Net debt | $																																																																							$ 8,602	$ 8,602
Consulting service [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																																								200,000
Fair value of share issued | $																																																																																$ 51,208
Share-based compensation | $																																																																																51,208
Services [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																								500,000												346,163																									346,163
Fair value of share issued | $																																																								$ 95,000												$ 85,739
Settlement debt [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																150,000		150,000										150,000
Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued																																																																							150,000
Number of share options granted in share-based payment arrangement																																																																																	1,150,000				150,000	1,325,000
Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement																																																																																					670,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options issued					1,250,000	1,250,000	1,250,000	1,250,000	1,250,000	37,500	37,500	37,500	37,500	37,500	10,000	10,000	10,000	10,000	10,000	750,000	162,000	162,000										55,000	55,000							196,250	196,250															210,000		4,056,247	4,056,247	16,134,000	16,134,000			135,000		135,000										135,000																10,000
Number of warrants, Issued																																										353,000	353,000	4,212,554	4,212,554	1,026,174	1,026,174			363,636	363,636	1,551,419	1,551,419																												4,251,440
Fair value of share issued																																												$ 578,137	$ 724,670	$ 124,130	$ 156,587			$ 51,559	$ 65,624	$ 184,181	$ 236,032																											$ 787,785				1,014,290
Proceeds from issuance of shares					$ 289,289				$ 387,500	$ 12,682				$ 16,875	$ 3,419				$ 4,500	$ 60,000	$ 12,307	$ 16,200	$ 351,164	$ 439,920		$ 1,538,887	$ 1,925,747					$ 4,257	$ 5,500	$ 7,952		$ 7,810				$ 15,794	$ 19,625															$ 19,062	$ 24,000									$ 12,438	$ 16,500
Number of share options exercised in share-based payment arrangement						1,250,000					37,500					10,000				750,000	162,000	162,000										55,000	55,000	100,000	100,000	100,000	100,000			196,250	196,250															200,000	200,000	3,605,247	3,605,247	16,134,000	16,134,000														10,000										4,476,667
Exercise price | (per share)																						$ 0.10											$ 0.10		$ 0.10		$ 0.10			$ 0.08	$ 0.10															$ 0.10	$ 0.12
Warrant and option reserve | $					$ 222,636										$ 1,159						$ 20,419											$ 6,932		$ 12,604		$ 12,604				$ 24,736
Number of share options granted in share-based payment arrangement							0.23	0.31				0.33	0.45				0.33	0.45		0.08	0.08	0.08								0.39	0.50																																																			0.36	0.50
Shares issued in error																							451,000	451,000
Number of stock options cancelled																																2,338																						416,000	35,000
Option reserves to common stock | $																																7,389
Warrant issued price per share | $ / shares																															0.04
Warrants [member] | Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																																																																									$ 0.10
Warrants [member] | Long-term notes payable [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $																																			$ 10,000		$ 10,000
Number of share options granted in share-based payment arrangement																																0.08	0.08	0.08	0.08	0.08	0.08																													145,000	145,000				400,000
Warrants [member] | Prepaid services [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement																												1,250,000	1,250,000
Exercise price | $ / shares																												$ 0.08
Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options issued	90,000	90,000	90,000	90,000																								25,000	25,000			130,000	130,000			70,000	70,000			50,000	50,000
Proceeds from issuance of shares	$ 6,574																											$ 1,927				$ 10,130	$ 13,000			$ 5,467	$ 7,000			$ 3,973	$ 5,000
Number of share options exercised in share-based payment arrangement																												25,000	25,000			100,000	100,000			70,000	70,000			50,000	50,000
Exercise price | (per share)			$ 0.10																										$ 0.10	$ 0.24	$ 0.31		$ 0.10				$ 0.10			$ 0.08	$ 0.10
Warrant and option reserve | $																												$ 1,424								$ 5,173				$ 3,695
Number of share options granted in share-based payment arrangement		0.08		9,000																									0.08							0.08	0.08
Shares issued in error																																30,000	30,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																														72,536,900	72,536,900			100,000	100,000	100,000	100,000																																										5,146,667						5,146,667
Proceeds from issuance of shares																														$ 17,408,856	$ 22,486,439
Issued capital [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																														50,000		50,000	50,000	50,000	50,000				50,000
Stock options one [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																												250,000	250,000
Proceeds from shares issued																												$ 19,270	$ 25,000
Number of share options exercised in share-based payment arrangement																												250,000	250,000
Exercise price | $ / shares																													$ 0.10
Number of share options granted in share-based payment arrangement | $ / shares																													0.08
Option reserves to common stock																												14,239	18,473
Stock options two [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																												200,000	200,000
Proceeds from shares issued																												$ 24,000	$ 31,137
Number of share options exercised in share-based payment arrangement																												200,000	200,000
Exercise price | $ / shares																													$ 0.16
Number of share options granted in share-based payment arrangement | $ / shares																												0.12
Option reserves to common stock																												23,190	30,085
Restricted stock units (RSUs) [member] | Settlement agreement [member] | Director [Member]
IfrsStatementLineItems [Line Items]
Number of shares to be issued for services																									200,000
Value of shares to be issued for services | $																									$ 58,031
Restricted stock units (RSUs) [member] | Settlement agreement [member] | Audit Committee [member]
IfrsStatementLineItems [Line Items]
Number of shares to be issued for services																									75,000
Value of shares to be issued for services | $																									$ 21,761
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of share options issued															245,000	245,000	245,000	245,000	245,000
Proceeds from issuance of shares															$ 37,225				$ 49,000
Number of share options exercised in share-based payment arrangement																245,000
Number of share options granted in share-based payment arrangement																	0.16	0.20
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding																																																																														373,854,474	176,264,126	373,854,474	373,854,474	373,854,474	373,854,474		176,264,126	185,169,793	373,854,474										125,339,156
Number of share options issued																																																																																									10,000
Fair value of share issued | $																																																																							$ 36,900
Number of share options granted in share-based payment arrangement																																																																							150,000
Value of shares to be issued for services | $
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares																																																																																							$ 0.00001
Shares outstanding																																																																														373,854,474		373,854,474	373,854,474	373,854,474	373,854,474			185,169,793	373,854,474
Share issued price per share | $ / shares																																											$ 0.45		$ 0.45		$ 0.45		$ 0.45		$ 0.45		$ 0.45
Ordinary shares [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																							190,000	190,000																						190,000
Fair value of share issued | $																																																																							$ 41,608
Ordinary shares [member] | Services [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																							1,684,428	1,684,428																						1,684,428
Fair value of share issued | $																																																																							$ 396,108
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																											4,600,000		34,513,400		19,175,898		2,000,000		6,060,606		40,308,037									50,000		50,000		50,000							8,015,832			50,000														50,000					8,015,832
Share issued price per share | (per share)																																											$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.165									$ 0.24		$ 0.24		$ 0.24							$ 0.05			$ 0.24														$ 0.30	$ 0.30				$ 0.06
Proceeds from shares issued																																																				5,189,773	$ 6,650,826
Payment of cash finder's fee																																										$ 37,529	$ 46,960	672,339	$ 844,208	122,406	$ 154,397			47,168	$ 60,035	$ 229,427	$ 291,895																											$ 1,549,196				1,994,906
Fair value of share issued																																										57,768	72,287
Proceeds from issuance of shares																																										$ 606,548	$ 759,000	$ 4,535,347	$ 5,694,761	$ 2,508,197	$ 3,164,023	$ 260,681	$ 330,000	$ 785,678	$ 1,000,000											$ 11,905	$ 15,000			$ 12,151	$ 15,000						$ 400,792	$ 481,350
Non brokered private placement [member] | Prepaid services [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued																																																909,090	909,090
Fair value of share issued																																																$ 118,491	$ 150,000
Non brokered private placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Share-based compensation																																																																																118,491				150,000
Non brokered private placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																									4,416,667																						4,416,667
Share issued price per share | (per share)																																																	$ 0.165																								$ 0.05																						$ 0.06
Number of warrants, Issued																																																3,000,000	3,000,000
Fair value of share issued																																																$ 391,021	$ 472,001																								$ 220,833	$ 265,000
Non brokered private placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued																																																700,000	700,000																																650,000					50,000
Fair value of share issued																																																																																92,171				$ 107,250
Share-based compensation | $																																																																																$ 84,721						$ 7,450
Non brokered private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																				1,360,200																									1,360,200
Share issued price per share | (per share)																																																																				$ 0.10																									$ 0.12
Proceeds from issuance of shares																																																																												$ 135,670	$ 169,776
Non brokered private placement [member] | Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																30,000		30,000										30,000
Share issued price per share | (per share)																																																																$ 0.08		$ 0.08										$ 0.08															$ 0.10
Proceeds from issuance of shares																																																																$ 2,403	$ 3,000
US private placement [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																									4,716,160																						4,716,160
Share issued price per share | $ / shares																																																																									$ 0.05
Proceeds from issuance of shares | $																																																																									$ 235,808
Exercise price | $ / shares																																																																									$ 0.08
US private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)																																																																									$ 0.08	$ 0.10
Exercise of warrants [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																																																																							3,304,600
Exercise price | $ / shares																																																																							$ 0.10
Proceeds from exercise of warrants | $																																																																							$ 330,460
Exercise of options [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																																																																							150,000
Exercise price | $ / shares																																																																							$ 0.18
Proceeds from exercise of options | $																																																																							$ 27,358
Exercise of options [member] | Ordinary shares [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																																																					$ 43,549		$ 109,427
Number of share options granted in share-based payment arrangement																																																																					150,000	150,000	600,000
Net debt | $																																																																					$ 7,908
Loss on issuance of debt | $																																																																					36,451
Exercise of options [member] | Ordinary shares [member] | Services [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																																																					$ 188,729
Number of share options granted in share-based payment arrangement																																																																					600,000	600,000
Exercise of options [member] | Ordinary shares [member] | Accounts payables [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $																																																																					$ 23,989
Number of share options granted in share-based payment arrangement																																																																					75,000	75,000
Settlement debt [member]
IfrsStatementLineItems [Line Items]
Number of share options issued																																																																25,000		25,000										25,000
Fair value of share issued | $																																																																		$ 5,210
Net debt | $																																																																$ 1,101		1,101										$ 1,101
Loss on issuance of debt | $																																																																		$ 4,107